Tax matters - Deferred taxes (Details) - EUR (€) € in Millions		12 Months Ended
	May 03, 2016	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 19,246		€ 22,758	€ 23,258	€ 23,210
Deferred tax liabilities		5,933		6,522	5,568
Portion already submitted for conversion					995
Impairment of deferred tax asset		2,500
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,093		3,427	4,276	4,457
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		18,153		19,331	18,982	18,753
Deferred tax liabilities		5,933		6,522	5,568	4,837
Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1,791		2,073	1,168
Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		2,311		1,962	1,503
Investments in Group companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		440		831	880
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 10,026
Spain | Actuarial assumption of growth
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage used to adjust sensitivity analysis		0.50%
Spain | Inflation rate assumption
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage used to adjust sensitivity analysis		0.50%
Spain | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 380
Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset recovery period		15 years
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 5,310
Brazil | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 398
Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset recovery period		10 years
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 1,254
United States | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		288
United States | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 966
Deferred tax asset recovery period		15 years
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 10,721		11,233	10,866
Monetizable | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		10,721		11,233	10,866	€ 11,046
Monetizable | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,134		7,645	7,279
Monetizable | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,587		3,587	3,587
Monetizable | Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Annual fee to maintain the monetized portion of deferred taxes (as a percent)	1.50%
Monetizable | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Annual fee to maintain the monetized portion of deferred taxes (as a percent)			1.50%
Monetizable | Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,420
Monetizable | Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,131
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		8,525		11,525	12,392
Other | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,093		3,428	4,276
Other | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,432		8,097	8,116
Other | Non-deductible provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,139		2,751	2,613
Other | Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		483		400	609
Other | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,007		1,086	1,308
Other | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		875		1,009	632
Other | Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,373		€ 1,317	€ 1,215
Other | Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,226
Other | Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 1,781